Loans, Financings and Debentures (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Loans Financing and Debentures

Financing source	Principal maturity	Annual financial cost %	Currency	2017			2016
				Current	Non-current	Total	Total
FOREIGN CURRENCY
KfW	2019	1,78%	Euros	4	—	4	7
Eurobonds	2024	9.25%	USD	25	3,308	3,333	—
Banco do Brasil: Various Bonds (1)	2024	Various	US$	2	22	24	23
(-) Transaction costs				—	(15)	(15)	—
(-) Interest paid in advance				—	(48)	(48)	—

Debt in foreign currency				31	3,267	3,298	30
BRAZILIAN CURRENCY
Banco do Brasil	2017	108.33% of the CDI Rate	R$	—	—	—	73
Banco do Brasil	2017	108.00% of CDI	R$	—	—	—	151
Banco do Brasil	2017	111.00% of CDI Rate	R$	—	—	—	51
Banco do Brasil	2021	140.00% of CDI Rate	R$	1	741	742	1,156
Banco do Brasil	2022	146.50% of CDI	R$	—	500	500	510
BNDES	2017	TJLP+2.34%	R$	—	—	—	74
Caixa Econômica Federal	2018	119.00% of CDI	R$	8	—	8	109
Caixa Econômica Federal	2022	146.50% of CDI	R$	1	626	627	698
Eletrobras	2023	UFIR; RGR + 6.00 to 8.00%	R$	17	33	50	68
Large customers	2024	Various	R$	2	2	4	6
Finep	2018	TJLP + 5% and TJLP + 8%	R$	2	—	2	6
Promissory Notes – 7th Issue	2017	128.00% of CDI	R$	—	—	—	674
Banco da Amazônia S.A.	2018	CDI + 1.90%	R$	122	—	122	123
Sonda (2)	2021	110.00% of CDI	R$	—	42	42	83
(-) Transaction costs				(2)	(24)	(26)	(53)
Debt in Brazilian currency				151	1,920	2,071	3,729

Total of loans and financings				182	5,187	5,369	3,759

Debentures – 3rd Issue, 1st series (3)	2017	CDI + 0.90%	R$	—	—	—	543
Debentures – 3rd Issue, 2nd Series (3)	2019	IPCA + 6.00%	R$	158	143	301	293
Debentures – 3rd Issue, 3rd Series (3)	2022	IPCA + 6.20%	R$	51	960	1,011	984
Debentures – 5th Issue, 1st series (3)	2018	CDI + 1.70%	R$	703	—	703	1,411
Debentures – 6th Issue, 1st series (3)	2018	CDI + 1.60%	R$	508	—	508	1,041
Debentures – 6th Issue, 2nd series (3)	2020	IPCA +8.07%	R$	1	31	32	31
Debentures – 7th Issue, 1st series (3)	2021	140.00% of CDI	R$	47	1,636	1,683	2,242
Debentures – 2nd Issue (4)	2017	IPCA + 7.96%	R$	—	—	—	235
Debentures – 3rd Issue, 1st series (4)	2018	CDI + 0.69%	R$	447	—	447	464
Debentures – 3rd Issue, 2nd series (4)	2021	IPCA + 4.70%	R$	59	1,478	1,537	1,496
Debentures – 3rd Issue, 3rd series (4)	2025	IPCA + 5.10%	R$	39	882	921	896
Debentures – 4th Issue, single series (4)	2018	CDI + 4.05%	R$	20	—	20	1,627
Debentures – 5th Issue, single series (4)	2022	146.50% of CDI	R$	1	1,575	1,576	—
Debentures (5)	2018	CDI + 1.60%	R$	100	—	100	101
Debentures (5)	2018	CDI + 0.74%	R$	34	—	34	67
Debentures (5)	2022	TJLP+1.82% (75%); Selic+1.82% (25%)	R$	33	122	155	133
Debentures (5)	2019	116.50% of CDI	R$	—	50	50	—
Debentures (2)	2019	128.50% of CDI	R$	15	11	26	—
(-) FIC Pampulha: Securities of subsidiary companies (6)				(25)	—	(25)	(65)
(-) Transaction costs				(2)	(48)	(50)	(79)

Total, debentures				2,189	6,840	9,029	11,420

Overall total				2,371	12,027	14,398	15,179

(1)	Net balance of the Restructured Debt comprising bonds at par and discounted, with balance of R$ 149, less the amounts given as Deposits in guarantee, with balance of R$ 126. Interest rates vary – from 2 to 8% p.a.; six-month Libor plus spread of 0.81% to 0.88% p.a.
(2)	CemigTelecom.
(3)	Cemig Geração e Transmissão.
(4)	Cemig Distribuição.
(5)	Gasmig.
(6)	FIC Pampulha has financial investments in securities issued by subsidiaries of the Company. For more information on this fund, see Note 30.

Summary of Guarantees of the Debtor Balance on Loans and Financings

The guarantees of the debtor balance on loans and financings, on December 31, 2017, were as follows:

2017
Promissory Notes and Sureties	8,850
Receivables	3,963
Shares	1,390
Without guarantee	195

TOTAL	14,398

Summary Consolidated Composition of Loans, Financings and Debentures, by Currency and Indexor, with the Respective Amortization

The composition of loans, financings and debentures, by currency and indexor, with the respective amortization, is as follows:

	2018	2019	2020	2021	2022	2023	2024	After 2024	Total
Currency
Euros	4	—	—	—	—	—	—	—	4
US dollar	27	—	—	—	—	—	3,330	—	3,357

Total, currency denominated	31	—	—	—	—	—	3,330	—	3,361
Indexors
IPCA (1)	308	647	820	819	547	220	220	220	3,801
Ufir / RGR (2)	17	13	11	3	3	2	—	—	49
CDI (3)	1,990	1,044	1,165	1,571	1,432	—	—	—	7,202
URTJ / TJLP (4)	27	23	23	23	23	—	—	—	119
IGP–DI (5)	2	—	1	—	—	1		—	4

Total governed by indexors	2,344	1,727	2,020	2,416	2,005	223	220	220	11,175

(-) Transaction costs	(4)	(15)	(19)	(22)	(15)	—	(16)	—	(91)
(-) Interest paid in advance	—	—	—	—	—	—	(47)	—	(47)

Overall total	2,371	1,712	2,001	2,394	1,990	223	3,487	220	14,398

(1)	Expanded National Customer Price (IPCA) Index.
(2)	Fiscal Reference Unit (Ufir / RGR).
(3)	CDI: Interbank Rate for Certificates of Deposit.
(4)	URTJ: Interest rate reference unit.
(5)	IGP-DI (‘General – Domestic Availability’) Price Index.

Summary of the Principal Currencies and Indexors Used for Monetary Updating of Loans and Financings

The principal currencies and indexors used for monetary updating of loans and financings had the following variations:

Currency	Accumulated change in 2017, %	Accumulated change in 2016, %	Indexor	Accumulated change in 2017, %	Accumulated change in 2016, %
US dollar	1.50	(16.54)	IPCA	2.95	6.29
Euros	15.41	(19.10)	CDI	9.93	14.06

Summary of changes in loans, financings and debentures

The changes in loans, financings and debentures were as follows:

Balance on December 31, 2014	13,509
Loans and financings obtained	5,817
Funding costs	(78)
Financings obtained net of funding costs	5,739
Monetary and exchange rate variation	400
Financial charges provisioned	1,529
Amortization of transaction cost	16
Financial charges paid	(1,331)
Amortization of financings	(4,695)

Balance on December 31, 2015	15,167
Loans and financings obtained	5,878
(-) Transaction costs	(141)

Financings obtained, net	5,737
Monetary and exchange rate variation	231
Financial charges provisioned	2,002
Amortization of transaction cost	68
Financial charges paid	(2,369)
Amortization of financings	(5,592)

Subtotal	15,244
(–) FIC Pampulha: Securities of subsidiary companies	(65)

Balance at December 31, 2016	15,179
Loans and financings obtained	3,363
(–) Transaction costs (1)	(16)
(–) Interest paid in advance (1)	(48)

Financings obtained, net	3,299
Transaction costs (2)	(11)
Monetary and exchange rate variation	168
Financial charges provisioned	1,537
Amortization of transaction cost	67
Financial charges paid	(1,749)
Amortization of financings	(4,131)

Subtotal	14,359
FIC Pampulha: Securities of subsidiary companies	39

Balance on December 31, 2017	14,398

(1)	Includes taxes with no cash effect, of R$ 10.
(2)	Transaction costs arising from the 5th issue of debentures by Cemig D, as per table of funds raised below.

Transferred to Intangible Assets the Costs of Loans and Financings Linked to Working in Progress

The subsidiaries Cemig D and Gasmig transferred to Intangible assets the costs of loans and financings linked to working in progress, as follows:

	2017	2016	2015
Costs of loans and financings	1,604	2,070	1,545
Financing costs on Intangible assets	(71)	(142)	(159)

Net effect in Profit or loss	1,533	1,928	1,386

Consolidated Totals of Funds Raised

This table gives the totals of funds raised in 2017, 2016 and 2015:

Financing source 2017	Signature date	Principal maturity	Annual financing cost – %	Amount (*)
Foreign currency
Eurobonds	12/05/2017	2024	9.25%	3,252
(–) Transaction costs (*)				(16)
Interest paid in advance (*)				(48)
Brazilian currency
Debentures (1)	11/04/2013	2022	CDI + 0.74%	34
Debentures (2)	04/22/2017	2019	128.50% of CDI	26
Debentures – 5th Issue, single series (3)	12/14/2017	2022	146.50% of CDI	1,575
(–) Transaction costs (3)				(11)

Total raised				4,812

(*)	Includes taxes without cash effect, of R$ 10.
(1)	Subscription by BNDESPar of Gasmig’s fourth debentures Issue, in June 2017, to support the plan for investment in expansion of the gas distribution network.
(2)	CemigTelecom completed its second issue of non-convertible debentures in May 2017 with real guarantees and additional surety, in a single series, to roll over debt and strengthen cash position.
(3)	On December 14, 2017 Cemig Telecom made its 5th issue of non-convertible debentures, with maturity 4.5 years, annual remuneration of 146.50% of the CDI, to be amortized in 36 monthly installments becoming due as from July 2019. Payment for subscription of the Debentures of the 5th issue was made with the debentures of the 4th issue – thus there was no cash effect in the Company.

Funding raised 2016	Principal maturity	Annual financial cost, %	Amount raised
Brazilian currency
Caixa Econômica Federal – Cemig D	2020	132.14% of CDI	674
Debentures (Cemig D)	2018	CDI + 4.05%	1,575
KfW (Cemig GT)	2018	1.78%	2
Promissory Notes – Cemig GT – 7th Issue	2017	128% of CDI	606
Debentures – 4th Issue – 7th Series (Gasmig)	2020	TJLP	24
Debentures – 7th Issue (CEMIG GT)	2021	140% of CDI	2,195
Banco do Brasil	2018	132.90% of CDI	580
Sonda (Cemig Telecom)	2021	110% of CDI	81

Financings obtained net of funding costs			5,737

Funding raised 2015	Principal maturity	Annual financial cost, %	Amount raised
Brazilian currency
Banco do Brasil (Cemig GT)	2015	106.90% of CDI	593
Debentures 6th Issue – 1st Series (Cemig GT)	2018	CDI + 1.60%	967
Debentures 6th Issue – 2nd Series (Cemig GT)	2020	IPCA + 8.07%	27
Promissory Notes – 6th Issue (Cemig GT)	2016	120% of CDI	1,407
Banco da Amazônia (Cemig GT)	2018	CDI + 1.90%	118
Caixa Econômica Federal (Cemig D)	2018	119% of CDI	200
Promissory Notes – 8th Issue (Cemig D)	2016	111.70% of CDI	1,685
Banco do Brasil (Cemig D)	2020	114% of CDI	487
Banco do Brasil (Cemig D)	2017	111% of CDI	98
Debentures – 4th Issue (Gasmig)	2022	TJLP + 7.82 (75%) and Selic + 1.82 (25%)	34
Debentures – 5th Issue (Gasmig)	2018	CDI + 1.60%	100
Itaú Unibanco/Banco BBM (Cemig Telecom)	2016	120% of CDI	23

Total funding			5,739

Characteristics of NonConvertible Debentures Issued by Company

The debentures issued by the Company’s subsidiaries are not convertible into shares, and have the following characteristics:

Issuer	Type of guarantee	Annual cost, %	Maturity	2017	2016
Cemig GT – 3rd Issue – 1st Series	Unsecured	CDI Rate + 0.90%	2017	—	543
Cemig GT – 3rd Issue – 2nd Series	Unsecured	IPCA + 6.00%	2019	301	293
Cemig GT – 3rd Issue – 3rd Series	Unsecured	IPCA + 6.20%	2022	1,011	984
Cemig GT – 5th Issue, 1st Series	Unsecured	CDI + 1.70%	2018	703	1,411
Cemig GT – 6th Issue – 1st Series	Surety	CDI + 1.60%	2018	508	1,041
Cemig GT – 6th Issue – 2nd Series	Surety	IPCA +8.07%	2020	32	31
Cemig GT – 7th Issue – 1st Series	Receivables (Revenue)	140.00% of CDI	2021	1,683	2,242
Cemig D – 2nd Issue	None	IPCA + 7.96%	2017	—	235
Cemig D – 3rd Issue – 1st Series	Surety	CDI + 0.69%	2018	447	464
Cemig D – 3rd Issue – 2nd Series	Surety	IPCA + 4.70%	2021	1,537	1,496
Cemig D – 3rd Issue – 3rd Series	Surety	IPCA + 5.10%	2025	921	896
Cemig D – 4th Issue – single Series	Surety	CDI + 4.05%	2018	20	1,627
Cemig D – 5th Issue – single Series	Surety /Receivables	146.50% of CDI	2022	1,576	—
Gasmig	Unsecured	CDI + 1.60%	2018	100	101
Gasmig	Unsecured	CDI + 0.74%	2018	34	67
Gasmig	Unsecured	TJLP+1.82% (75%); Selic+1.82% (25%)	2022	155	133
Gasmig	Unsecured	116.50% of CDI	2019	50	—
CemigTelecom	Receivables	128.50% of CDI	2019	26	—
(–) FIC Pampulha: Securities of subsidiary companies				(25)	(65)
(–) Transaction costs				(50)	(79)

TOTAL				9,029	11,420

Summary of Contracts with Covenants Linked to Financial Index

The Company has contracts with covenants linked to financial index, as follows:

Title	Parameter	Ratio required – Issuer	Ratio required – Cemig (Guarantor)	Compliance required
Banco do Brasil: Bank Credit Notes, and Fixed Credit Cemig GT (1)	Net debt / (Ebitda + Dividends received)

The following, or less:

5.5 on June 30, 2018

5.0 on December 31, 2018

5.0 on June 30, 2019

4.5 on December 31, 2019

4.5 on June 30, 2020

3.0 on December 31, 2020

3.0 on June 30, 2021

2.5 on / after Dec. 31, 2021

The following, or less:

4.5 on June 30, 2018

4.25 on December 31, 2018

4.25 on June 30, 2019

3.5 on December 31, 2019

3.5 on June 30, 2020

3.0 on December 31, 2020

3.0 on June 30, 2021

2.5 on / after Dec. 31, 2021

Half-yearly

7th Debenture Issue Cemig GT (2)	Net debt / (Ebitda + Dividends received)	The following, or less: 5.5 in 2017 5.0 in 2018 4.5 in 2019 3.0 in 2020 2.5 in 2021	The following, or less: 4.5 in 2017 4.25 in 2018 3.5 in 2019 3.0 in 2020 2.5 in 2021	Half-yearly

Eurobonds Cemig GT (3)	Net debt / Ebitda adjusted for the Covenant

The following, or less:

5.5 on December 31, 2017

5.5 on June 30, 2018

5.0 on December 31, 2018

5.0 on June 30, 2019

4.5 on December 31, 2019

4.5 on June 30, 2020

3.0 on December 31, 2020

3.0 on June 30, 2021

2.5 on /after Dec. 31, 2021

The following, or less:

5.0 on December 31, 2017

5.0 on June 30, 2018

4.25 on December 31, 2018

4.25 on June 30, 2019

3.5 on December 31, 2019

3.5 on June 30, 2020

3.0 on December 31, 2020

3.0 on June 30, 2021

3.0 on and after Dec. 31, 2021

Half-yearly

Bank Credit Notes of Banco do Brasil and Caixa Econômica Federal; and 5th Debenture Issue CEMIG D (4)	Net debt / (Ebitda + Dividends received)

The following, or less:

7.5 on December 31, 2017

7.5 on June 30, 2018

4.5 on December 31, 2018

3.8 on June 30, 2019

3.8 on December 31, 2019

3.3 on June 30, 2020

3.3 on December 31, 2020

3.3 on June 30, 2021

3.3 on /after Dec. 31, 2021

The following, or less:

4.5 on December 31, 2017

4.5 on June 30, 2018

4.25 on December 31, 2018

4.25 on June 30, 2019

3.5 on December 31, 2019

3.5 on June 30, 2020

3.0 on December 31, 2020

3.0 on June 30, 2021

2.5 on / after Dec. 31, 2021

Half-yearly
	Current liquidity	0.6x on/after Dec. 31, 2017	0.6x on/ after Dec. 31, 2027

	Overall indebtedness (Total liabilities/Total assets)	Less than 0.6	—	Annual
Gasmig – Debentures (5)	Ebitda / Debt servicing	1.3 or more	—	Annual
	Ebitda / Net finance income (expenses)	2.5 or more	—	Annual
	Net debt / Ebitda	2.5 or less	—	Annual

(1)	Through contractual amendments, a further early maturity clause was added to Cemig GT’s Bank Credit Notes and Fixed Credit Line with Banco do Brasil, requiring compliance with a financial ratio similar to that required by the 7th Debenture Issue.
(2)	7th Issue of Debentures by Cemig GT, in December 2016, of R$ 2,240.
(3)	There is also an obligation to comply with a ‘maintenance’ covenant – which requires that the debt in Cemig Consolidated (as per financial statements), shall have asset guarantee for debt of 1.75x Ebitda (2.0 in December 2017); and a ‘damage’ covenant, requiring real guarantee for debt in Cemig GT of 1.5x Ebitda. In the event that ‘maintenance financial covenants’ are exceeded at any time, the interest rate will automatically be increased by 2% p.a. as long as the excess continues.
(4)	The Bank Credit Notes of Banco do Brasil and Caixa Econômica Federal were amended in December 2017, to include requirement for 6-monthly compliance with covenants as described above. The 5th Debenture Issue included demand ability of compliance with the Covenants.
(5)	If Gasmig does not achieve the required covenants, Gasmig must, within 120 days from the date of notice in writing from BNDES or BNDESPar, constitute guarantees acceptable to the debenture holders for the total amount of the debt, subject to the rules of the National Monetary Council (CMN), unless the required ratios are restored within that period. Cross-default: Certain contractually specified situations can cause early maturity of other debts.